Employee Benefit Plans - Asset Allocations for Funded Pension Plans (Detail)	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocation	100.00%
Actual plan asset allocation	100.00%	100.00%
Defined Benefit Plan, Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocation	68.00%
Actual plan asset allocation	70.00%	67.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocation	32.00%
Actual plan asset allocation	30.00%	33.00%